Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Gross assets under capital lease	$ 38.0	$ 27.9
Amortization expense of assets under capital leases	4.1	2.0
Depreciation, amortization and depletion expense	$ 216.3	$ 229.1	$ 236.7